REVERSE CAPITALIZATION - Schedule of Total Share Listing Expense (Details) - USD ($)		12 Months Ended
	Mar. 26, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 27, 2024	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)					31,709,747
Average purchase price per share (in dollars per share)	$ 10.70		$ 0.0001
I: Total deemed fair value of consideration issued to TWOA shareholders: (A+B)	$ 41,705,893
Cash and cash equivalents	1,121,150	$ 27,323,468	$ 28,827,347	$ 35,242,363		$ 14,988,112
Accounts payable	(3,884,870)
II: Net liabilities of TWOA	(2,763,720)
Total share listing expense (I-II)	$ 44,469,613	$ 0	$ 44,469,613	$ 0
Public shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)	103,813
Average purchase price per share (in dollars per share)	$ 10.70
I: Total deemed fair value of consideration issued to TWOA shareholders: (A+B)	$ 1,110,799
Sponsor Shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)	3,793,934
Average purchase price per share (in dollars per share)	$ 10.70
I: Total deemed fair value of consideration issued to TWOA shareholders: (A+B)	$ 40,595,094